Financial Instruments (Details) - USD ($)	Nov. 30, 2021	Oct. 31, 2021	Jul. 31, 2021	May 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Jul. 15, 2020	Jun. 12, 2020	May 15, 2020	Mar. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 01, 2019	Aug. 26, 2019	Apr. 01, 2019	Oct. 01, 2018	Sep. 10, 2018
Financial Liabilities
Convertible Debentures, Carrying Amount	$ 1,751,483					$ 1,791,791								$ 8,769
Convertible Debentures, Fair Value	1,783,882	$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 1,050,000	1,784,646	$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 1,050,000		$ 1,050,000	$ 1,350,000	$ 500,000
Promissory Notes Payable, Carrying Amount	165,878					163,758
Promissory Notes Payable, Fair Value	$ 165,878					$ 163,758